Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales
Wafers	$ 1,522,925	$ 945,009	$ 1,495,034
Processing of PV products on behalf of others	204,915	80,557	116,859
Modules	634,387	58,957
Silicon and other materials	79,089	8,007	31,602
Other	68,031	5,508
Total net sales	2,509,347	1,098,038	1,643,495
Cost of goods sold
Wafers	(1,118,605)	(1,089,660)	(1,446,587)
Processing of PV products on behalf of others	(133,513)	(62,244)	(83,383)
Modules	(586,755)	(52,154)
Silicon and other materials	(59,028)	(3,459)	(25,169)
Others	(53,611)	(4,104)
Total cost of goods sold, including provisions for inventory write-downs of US$311,999, US$180,213 and US$6,113 and provisions for loss on firm purchase commitment of US$ 0, US$1,120 and US$ 0 during the years ended December 31, 2008, 2009 and 2010 respectively	(1,951,512)	(1,211,621)	(1,555,139)
Gross profit (loss)	557,835	(113,583)	88,356
Selling expenses	(21,734)	(4,738)	(3,786)
General and administrative expenses, including provisions for doubtful recoveries of prepayments to suppliers and trade accounts receivable of US$20,582, US$22,425 and US$3,872 during the years ended 2008, 2009 and 2010 respectively	(90,380)	(91,513)	(68,010)
Research and development expenses	(10,804)	(8,299)	(7,570)
Impairment loss for property, plant and equipment		(1,999)
Legal settlements, net of insurance recoveries		(10,000)
Income (loss) from operations	434,917	(230,132)	8,990
Other income (expenses):
Interest income	4,632	2,408	5,875
Interest expense and amortization of convertible senior notes issuance costs and debt discount	(95,012)	(50,068)	(38,162)
Foreign currency exchange gain (loss), net	8,327	(613)	14,495
Government subsidy	5,625	26,927	19,665
Change in fair value of prepaid forward contracts			60,028
Equity in income (loss) for an associate and a jointly-controlled entity	3,570	(3,343)	704
Others, net	618	(87)	(48)
Earnings (loss) before income taxes	362,677	(254,908)	71,547
Income tax (expense) benefit	(66,210)	20,912	(5,139)
Net income (loss)	296,467	(233,996)	66,408
Earnings attributable to non-controlling interests	(5,670)	(229)
Net income (loss) attributable to LDK Solar Co., Ltd. shareholders	$ 290,797	$ (234,225)	$ 66,408
Basic earnings (loss) per share	$ 2.32	$ (2.18)	$ 0.63
Diluted earnings (loss) per share	$ 2.27	$ (2.18)	$ 0.61